Fees and Expenses - Oakmark U.S. Concentrated ETF	Jun. 25, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]

Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
None.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management fees	0.64%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.64%
Less: Fee waivers and/or expense reimbursements[2]	0.05%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.59%

[1] Based on estimated amounts for the current fiscal year.

[2] Harris Associates, L.P. (the “Adviser”) has contractually undertaken to waive its management fee by 0.05% of the Fund’s average daily net assets. The undertaking lasts until January 27, 2027 and may not be terminated during its term without the consent of the Board of Trustees.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example by, Year, Caption [Text]	Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$60	$195

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this prospectus, the Fund had not yet commenced operations and had no portfolio turnover information to report.